NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Inventory: Schedule of Inventory (Tables)	Mar. 31, 2023
March 31, 2023
Schedule of Inventory
	MARCH 31,	MARCH 31,
	2023	2022
Inventory

Inventory Classes:
Raw Materials	$1,313,407	$1,571,458
Finished Goods	317,493	330,848
Work in process	23,306	106,218
Total inventory	1,654,206	2,008,524

December 31, 2022
Schedule of Inventory
	DECEMBER 31,	DECEMBER 31,
	2022	2021
Inventory

Inventory Classes:
Raw Materials	$1,483,764	$1,757,808
Finished Goods	310,600	194,490
Work in process	24,764	5,668
Total inventory	1,819,128	1,957,966